PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Allowance for Doubtful Accounts	$ 892,689	$ 998,674
Inventory Reserve	542,715	99,060
Accrued Expenses	1,168,320	183,965
Other	668,090
Operating Lease Liabilities	3,284,630	1,931,799
Stock-based Compensation	5,276,968	4,329,608
Loss on Disposal of Subsidiary	1,720,979	1,600,209
Operating Losses	39,874,330	39,244,750
Property and Equipment and Depreciation	3,999,252	86,553
Total Deferred Tax Assets	57,427,973	48,474,618
Valuation Allowance	(48,439,015)	(36,303,097)
Net Deferred Tax Assets	8,988,958	12,171,521
Deferred Tax Liabilities:
Property, Plant & Equipment	(6,329,953)	(8,750,472)
Right-of-Use Assets	(2,659,005)	(1,908,717)
Total Deferred Tax Liabilities	$ (8,988,958)	(10,659,189)
Net Deferred Tax Assets (Liabilities)		$ 1,512,332